UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ___
   This Amendment (Check only one):   [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022

13F File Number:  028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kaufman
Title:  Managing Member
Phone:  (212) 486-3211

Signature, Place, and Date of Signing:

/s/ Michael Kaufman          New York, New York         February 14, 2008
--------------------         ------------------         -----------------
    [Signature]                [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings of this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total: $330,416 (thousands)

List of Other Included Managers:

No.     13F File No.    Name
---     ------------    ------------------------------------
01      028-05431       Sunrise Partners Limited Partnership


FORM 13F INFORMATION TABLE                             Name of Reporting Manager:  MAK Capital One LLC

For Quarter Ended: 12/31/07      Name of Other Reporting Manager:  01  = Sunrise Partners Limited Partnership

                            TITLE OF                  VALUE     SHARES/   SH/  PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME OF ISSUER        CLASS       CUSIP       (x$1000)   PRN AMT   PRN  CALL DISCRETN  MANAGERS   SOLE        SHARED    NONE
ACCELRYS INC                  COM        00430U103    7,450       989,366           SOLE                    989,366
ACCELRYS INC                  COM        00430U103   11,592     1,539,493           DEFINED     01                   1,539,493
ACETO CORP                    COM        004446100    4,611       576,361           SOLE                    576,361
ACETO CORP                    COM        004446100    8,107     1,013,369           DEFINED     01                   1,013,369
ALLIANCE DATA SYSTEMS CORP    COM        18581108     3,750        50,000      PUT  SOLE                     18,000
ALLIANCE DATA SYSTEMS CORP    COM        18581108     3,750        50,000      PUT  DEFINED     01                      32,000
AGILYSYS INC                  COM        00847J105   12,769       844,484           SOLE                    844,484
AGILYSYS INC                  COM        00847J105   22,017     1,456,152           DEFINED     01                   1,456,152
AMERICAN INTL GROUP INC       COM        26874107     5,247        90,000           SOLE                     90,000
AMERICAN INTL GROUP INC       COM        26874107     8,716       149,500           DEFINED     01                     149,500
ANSWERTHINK INC               COM        36916104     3,990       824,430           SOLE                    824,430
ANSWERTHINK INC               COM        36916104     6,682     1,380,538           DEFINED     01                   1,380,538
APACHE CORP                   COM        037411105    4,822        44,840           SOLE                     44,840
APACHE CORP                   COM        037411105    8,012        74,500           DEFINED     01                      74,500
BROADRIDGE FINL SOLUTIONS IN  COM        11133T103    7,920       353,100           SOLE                    353,100
BROADRIDGE FINL SOLUTIONS IN  COM        11133T103   13,456       599,916           DEFINED     01                     599,916
CAPITAL ONE FINL              COM        14040H105    2,245        47,500      PUT  SOLE                     47,500
CAPITAL ONE FINL              COM        14040H105    4,490        95,000      PUT  DEFINED     01                      95,000
CAVALIER HOMES INC            COM        149507105    1,152       590,677           SOLE                    590,677
CAVALIER HOMES INC            COM        149507105    2,145     1,099,936           DEFINED     01                   1,099,936
CHAMPION ENTERPRISES INC      COM        158496109   10,632     1,128,700           SOLE                  1,128,700
CHAMPION ENTERPRISES INC      COM        158496109   18,262     1,938,600           DEFINED     01                   1,938,600
CLINICAL DATA INC             COM        18725U109    1,872        84,114           SOLE                     84,114
CLINICAL DATA INC             COM        18725U109    3,517       158,055           DEFINED     01                     158,055
EXACT SCIENCES CORP           COM        30063P105    3,224     1,001,215           SOLE                  1,001,215
EXACT SCIENCES CORP           COM        30063P105    5,358     1,663,903           DEFINED     01                   1,663,903
GETTY IMAGES INC              COM        374276103    2,887        99,550           SOLE                     99,550
GETTY IMAGES INC              COM        374276103    4,797       165,400           DEFINED     01                     165,400
HEALTHTRONICS INC             COM        42222L107    2,037       443,800           SOLE                    443,800
HEALTHTRONICS INC             COM        42222L107    4,109       895,190           DEFINED     01                     895,190
HELMERICH & PAYNE INC         COM        423452101    7,104       177,300           SOLE                    177,300
HELMERICH & PAYNE INC         COM        423452101   11,805       294,600           DEFINED     01                     294,600
IGATE CORP                    COM        45169U105    4,229       499,274           SOLE                    499,274
IGATE CORP                    COM        45169U105    9,497     1,121,197           DEFINED     01                   1,121,197
JOHNSON & JOHNSON             COM        478160104    6,103        91,500           SOLE                     91,500
JOHNSON & JOHNSON             COM        478160104   10,138       152,000           DEFINED     01                     152,000
LOWES COMPANIES INC           COM        548661107    2,861       126,500           SOLE                    126,500
LOWES COMPANIES INC           COM        548661107    4,752       210,100           DEFINED     01                     210,100
MSC SOFTWARE CORP             COM        553531104    4,500       346,400           SOLE                    346,400
MSC SOFTWARE CORP             COM        553531104    7,916       609,413           DEFINED     01                     609,413
NEUROBIOLOGICAL TECHNOLOGIES  COM        64124W106      812       263,639           SOLE                    263,639
NEUROBIOLOGICAL TECHNOLOGIES  COM        64124W106    1,349       437,865           DEFINED     01                     437,865
OSI SYSTEMS INC               COM        671044105    2,865       108,233           SOLE                    108,233
OSI SYSTEMS INC               COM        671044105    5,034       190,169           DEFINED     01                     190,169
PERMA-FIX ENVIRONMENTAL SVCS  COM        714157104    1,837       743,806           SOLE                    743,806
PERMA-FIX ENVIRONMENTAL SVCS  COM        714157104    3,365     1,362,251           DEFINED     01                   1,362,251
PLAYBOY ENTERPRISES INC       CL B       728117300      279        30,600           SOLE                     30,600
PLAYBOY ENTERPRISES INC       CL B       728117300      505        55,381           DEFINED     01                      55,381
QUEST DIAGNOSTICS INC         COM        74834L100    3,084        58,300           SOLE                     58,300
QUEST DIAGNOSTICS INC         COM        74834L100    5,126        96,900           DEFINED     01                      96,900
SILICON STORAGE TECHNOLOGY
 INC                          COM        827057100    1,876       627,400           SOLE                    627,400
SILICON STORAGE TECHNOLOGY
 INC                          COM        827057100    3,117     1,042,538           DEFINED     01                   1,042,538
SWEDISH EXPT CR CORP          ROG ARGI
                                ETN22    870297603    2,822       258,200           SOLE                    258,200
SWEDISH EXPT CR CORP          ROG ARGI
                                ETN22    870297603    4,657       426,081           DEFINED     01                     426,081
TAKE TWO INTERACTIVE SOFTWARE
 INC                          COM        874054109    2,625       142,300           SOLE                    142,300
TAKE TWO INTERACTIVE SOFTWARE
 INC                          COM        874054109    4,361       236,377           DEFINED     01                     236,377
WASHINGTON MUTUAL INC         COM        939322103      533        39,500      PUT  SOLE                     39,500
WASHINGTON MUTUAL INC         COM        939322103    1,066        79,000      PUT  DEFINED     01                      79,000
XTO ENERGY INC                COM        98385X106    4,610        89,750           SOLE                     89,750
XTO ENERGY INC                COM        98385X106    7,601       148,000           DEFINED     01                     148,000
ZYGO CORP                     COM        989855101    1,609       129,171           SOLE                    129,171
ZYGO CORP                     COM        989855101    2,762       221,696           DEFINED     01                     221,696

